Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Maturity period	3 months
Interest rate per annum	8.00%
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Interest rate per annum		4.41%
Top of Range [Member]
Cash and Cash Equivalents [Line Items]
Interest rate per annum		5.10%